Supplement dated November 19, 2020
to the Prospectus and Summary Prospectus, each as supplemented, of each of the following fund:
Fund (each a Fund and collectively, the Funds)	Prospectus and Summary Prospectus Dated
Columbia Large Cap Index Fund	7/1/2020
Columbia Mid Cap Index Fund	7/1/2020
Columbia Small Cap Index Fund	7/1/2020
This Supplement hereby supersedes and replaces the Supplement to the Prospectus and Summary Prospectus of each of the above mentioned Funds, dated November 6, 2020.
Effective immediately, the information under the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for each of the above mentioned Funds is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2014
Kaiyu Zhao	Associate Analyst	Portfolio Manager	November 2020
Christopher Rowe	Portfolio Analyst	Portfolio Manager	November 2020
The rest of the section remains the same.
Effective immediately, the information under the subsection “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus for each of the above mentioned Funds is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2014
Kaiyu Zhao	Associate Analyst	Portfolio Manager	November 2020
Christopher Rowe	Portfolio Analyst	Portfolio Manager	November 2020
Dr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Dr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute, an M.B.A. from the Stern School of Business at New York University and a doctoral degree in professional studies (DPS) from Pace University, with a concentration in finance and international economics.
Mr. Zhao joined the Investment Manager in 2017. Mr. Zhao began his investment career in 2017 and earned an M.E. in Financial Engineering from Cornell University.
Mr. Rowe joined the Investment Manager in 2018. Prior to joining the Investment Manager, Mr. Rowe was a supervisor at Manulife Investment Management from 2015 to 2018 and an officer at the State Street Corporation from 2011 to 2015. Mr. Rowe began his investment career in 2011 and earned a B.S. in Finance from the University of Massachusetts, Dartmouth.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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